RESULTS FROM OPERATING ACTIVITIES - Aministration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Operating Activities [Abstract]
Increase in long term incentive liability	R 17.2	R 10.0	R 29.9
Transactions costs incurred related to the acquisition of FWGR	(9.0)	0.0	0.0
Losses on disposals of property, plant and equipment	R (0.6)	R 0.0	R 0.0